RECLASSIFICATION OF EXPENSES (Table)	12 Months Ended
Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Disclosure of expenses by nature [Table Text Block]
For the year ended December 31	2020
OPERATING EXPENSES
Sales and marketing	$14,242
Research and development	10,725
General and administrative	10,403
Depreciation and amortization	4,859
Impairment charges	1,798
Total Operating Expenses	$42,027

Foreign exchange gain	(671)
$41,356

Previous presentation [Member]
Disclosure of reclassifications or changes in presentation [line items]
Disclosure of expenses by nature [Table Text Block]
For the year ended December 31	2020
OPERATING EXPENSES
Employment costs	$24,659
Marketing and communications	1,220
Technology services	2,767
Depreciation and amortization	4,859
Foreign exchange gain	(671)
Other operating expenses	6,724
Impairment charges	1,798
Total Operating Expenses	$41,356